BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Schedule of Owned Assets) (Details)	12 Months Ended
Dec. 31, 2022
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of intangible assets (In years)	5-15
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of intangible assets (In years)	50
Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of intangible assets (In years)	10
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of intangible assets (In years)	3-5
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of intangible assets (In years)	5-15